Risk management - Structural Foreign Currency Risk (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 MXN ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Confidence level (as a percent)	99.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit amount for maintaining the structural exchange-rate risk completely hedged	$ 15
Limit for maintaining the structural exchange-rate risk completely hedged as a percent of total assets	0.02